Leases-Summary of other information related to leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Payments for operating leases, included in cash flows from operating activities	¥ 75,907	¥ 71,612
Payments for finance leases, included in cash flows from financing activities	9,311	33,088
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 46,710	¥ 124,380